Award Timing Disclosure	12 Months Ended
May 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is not our practice to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or compensation committee has historically granted such awards on an annual schedule. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.

Award Timing Method
It is not our practice to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or compensation committee has historically granted such awards on an annual schedule. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is not our practice to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false